INTANGIBLE ASSETS - Narrative (Details) $ in Thousands		12 Months Ended
	Apr. 01, 2024 USD ($)	Dec. 31, 2025 USD ($) domain	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Additions including adjustments arising as a result of a change in estimate		$ 3,976	$ 42,920
Intangible assets acquired, cash paid		0	21,074	$ 6,815
Acquisition of intangible assets and capitalized software developments		4,568	32,960	8,792
Intangible assets		245,681	130,811	98,000
Recoverable amount of asset or cash-generating unit		$ 1,296
Description of justification for using growth rate that exceeds long-term average growth rate		three-year
Number of domains | domain		3
Impairment loss		$ 14,006
Net book value		$ 63,413	8,926
Digital marketing - domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		3.00%
Discount rate		14.50%
Effective tax rate		12.50%
Digital marketing - domain names and related websites | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		4.00%
Digital marketing - domain names and related websites | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		5.00%
Fantasy data - domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		3.00%
Discount rate		14.00%
Fantasy data - domain names and related websites | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		10.00%
Fantasy data - domain names and related websites | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		4.00%
Effective tax rate		24.00%
Sports data - domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		3.00%
Sports data - domain names and related websites | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		8.00%
Discount rate		19.00%
Sports data - domain names and related websites | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		4.00%
Discount rate		18.00%
Effective tax rate		24.00%
Ticketing - domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Discount rate		20.00%
Ticketing - domain names and related websites | From 2036 Onwards
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		3.00%
Ticketing - domain names and related websites | Maximum
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		23.00%
Discount rate		23.00%
Ticketing - domain names and related websites | Maximum | For Period 2029-2035
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		9.50%
Ticketing - domain names and related websites | Minimum
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		37.00%
Discount rate		20.00%
Effective tax rate		24.00%
Ticketing - domain names and related websites | Minimum | For Period 2029-2035
Disclosure of intangible assets with indefinite useful life [line items]
Growth rate used to extrapolate cash flow projections		4.00%
Head Room
Disclosure of intangible assets with indefinite useful life [line items]
Recoverable amount of asset or cash-generating unit		$ 9,799
GOODWILL
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets		73,020	10,800	10,800
Impairment loss		0
GOODWILL | Digital marketing - domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets		10,808
GOODWILL | Sports data - domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets		57,464
GOODWILL | Ticketing - domain names and related websites
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets		4,748
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Disclosure of intangible assets with indefinite useful life [line items]
Additions including adjustments arising as a result of a change in estimate		0	35,626
Intangible assets		115,888	108,486	$ 78,071
Impairment loss		14,006
Net book value		0
Cost
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets		278,678	149,201
Cost | GOODWILL
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets		73,020	10,800
Cost | DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Disclosure of intangible assets with indefinite useful life [line items]
Intangible assets		124,186	115,091
Cost | Mobile Apps
Disclosure of intangible assets with indefinite useful life [line items]
Net book value of assets with finite useful lives		$ 7,298	6,470
Freebets.com
Disclosure of intangible assets with indefinite useful life [line items]
Additions including adjustments arising as a result of a change in estimate	$ 40,535
Intangible assets acquired, cash paid			30,603
Intangible assets acquired, increase due to change in estimates			$ 3,164